Insurance contract liabilities - Disclosure of composition of contract adjustments with passage of time (Detail) - Technical Reserves for Insurance Premium [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	S/ 938,400	S/ (723,254)	S/ 120,118
Interest Rate Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	1,001,073	(750,794)	195,619
Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(117,636)	(189,119)	(83,138)
Effect by mortality table change, Note 3.6 [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage		144,777
Inflation And Other Effects [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	54,963	71,882	7,637
Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	938,400	(723,254)	120,118
Annuities [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	785,741	(798,978)	92,964
Annuities [Member] | Interest Rate Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	1,001,073	(750,794)	195,619
Annuities [Member] | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(206,057)	(232,828)	(97,539)
Annuities [Member] | Effect by mortality table change, Note 3.6 [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage		144,777
Annuities [Member] | Inflation And Other Effects [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	54,963	71,882	7,637
Annuities [Member] | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	849,979	(766,963)	105,717
Life insurance contracts [member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	123,371	69,978	43,803
Life insurance contracts [member] | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	123,371	69,978	43,803
Life insurance contracts [member] | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	123,371	69,978	43,803
General Insurance [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(34,950)	(26,269)	(29,402)
General Insurance [Member] | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(34,950)	(26,269)	(29,402)
General Insurance [Member] | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	S/ (34,950)	S/ (26,269)	S/ (29,402)